Finance income, finance costs and changes in the fair value of financial instruments - Summary of Changes in the Fair Value of Financial Instruments (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Changes in the fair value of financial instruments [Line Items]
Changes in the fair value of warrants	£ 1,210	£ 14,363
Placement [Member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Changes in the fair value of warrants	1,091		£ 14,301
Bank Loan [member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Changes in the fair value of warrants	£ 119		£ 62